Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
The following table presents the Company’s pay versus performance disclosure as required by the SEC. The “Compensation Actually Paid” portions of this table are calculated in accordance with SEC rules and include certain amounts that were not received during the respective fiscal year and may not be received in the future. The section of the proxy statement captioned, “Compensation Discussion and Analysis—Basis for Compensation Decisions” describes how the Compensation Committee links pay to performance.

					Value of Initial Fixed $100 Investment Based On:(5)
Year(1)	Summary Compensation Table Total for Ford(2)	Compensation Actually Paid to Ford(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (in millions)	Adjusted Diluted EPS(7)
2025	$24,198,660	$26,833,361	$7,458,379	$7,632,237	$125	$148	$8,663	$5.15
2024	$22,777,075	$24,767,687	$7,362,647	$7,713,265	$142	$147	$8,133	$4.67
2023	$23,268,171	$20,487,194	$6,232,663	$5,691,925	$136	$143	$5,723	$4.44
2022	$21,722,152	$8,014,859	$7,402,414	$2,903,667	$133	$140	$6,933	$5.34
2021	$24,914,886	$43,342,034	$9,267,772	$20,389,311	$167	$143	$7,071	$5.21

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote	The Principal Executive Officer (“PEO”) and named officers for the applicable years were as follows:
•2025: Robert B. Ford served as the Company’s PEO for the entirety of 2025. The Company’s other named officers for 2025 were: Philip P. Boudreau; Lisa D. Earnhardt; Daniel G. Salvadori; Christopher J. Scoggins; and Hubert L. Allen.
•2024: Robert B. Ford served as the Company’s PEO for the entirety of 2024. The Company’s other named officers for 2024 were: Philip P. Boudreau; Hubert L. Allen; Lisa D. Earnhardt; Daniel G. Salvadori; and Robert E. Funck, Jr.
•2023: Robert B. Ford served as the Company’s PEO for the entirety of 2023. The Company’s other named officers for 2023 were: Robert E. Funck, Jr.; Philip P. Boudreau; Hubert L. Allen; Lisa D. Earnhardt; and Daniel G. Salvadori.
•2022: Robert B. Ford served as the Company’s PEO for the entirety of 2022. The Company’s other named officers for 2022 were: Robert E. Funck, Jr.; Hubert L. Allen; Daniel G. Salvadori; and Andrea F. Wainer.
•2021: Robert B. Ford served as the Company’s PEO for the entirety of 2021. The Company’s other named officers for 2021 were: Robert E. Funck, Jr.; Hubert L. Allen; Daniel G. Salvadori; Andrea F. Wainer; and Miles D. White.

Peer Group Issuers, Footnote	The TSR Peer Group consists of the Standard & Poor’s 500 Health Care Index, an independently prepared index that includes companies in the healthcare industry.
PEO Total Compensation Amount	$ 24,198,660	$ 22,777,075	$ 23,268,171	$ 21,722,152	$ 24,914,886
PEO Actually Paid Compensation Amount	$ 26,833,361	24,767,687	20,487,194	8,014,859	43,342,034
Adjustment To PEO Compensation, Footnote	Amounts reported in this column are based on total compensation reported for Mr. Ford in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

		Ford
		2025	2024	2023	2022	2021
	Summary Compensation Table - Total Compensation(a)	$24,198,660	$22,777,075	$23,268,171	$21,722,152	$24,914,886
-	Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(b)	(1,025,608)	(185,753)	(2,894,207)	—	(2,429,795)
+	Service Costs Under Defined Benefit and Actuarial Pension Plans(c)	376,506	400,203	369,300	551,654	482,954
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(d)	(17,575,808)	(16,454,034)	(14,874,249)	(17,399,594)	(17,379,272)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(e)	15,031,850	15,483,191	15,931,161	16,976,728	22,729,219
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(f)	1,349,086	601,245	365,421	(7,581,367)	10,936,340
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	4,155,927	1,833,529	(1,969,172)	(6,515,228)	3,865,474
+	Dividends paid on equity awards(h)	322,748	312,231	290,769	260,514	222,228
=	Compensation Actually Paid	$26,833,361	$24,767,687	$20,487,194	$8,014,859	$43,342,034
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)Represents the aggregate change in the actuarial present value of Mr. Ford’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)Represents the sum of the actuarial present value of Mr. Ford’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)Represents the aggregate grant date fair value of option awards and stock awards granted to Mr. Ford reported in the Summary Compensation Table during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(e)Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Ford’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(f)Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years and held by Mr. Ford as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(g)Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by Mr. Ford that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(h)Represents the aggregate value of dividends paid on outstanding and unvested stock awards.

Non-PEO NEO Average Total Compensation Amount	$ 7,458,379	7,362,647	6,232,663	7,402,414	9,267,772
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,632,237	7,713,265	5,691,925	2,903,667	20,389,311
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column are based on the average total compensation reported for the Company’s named officers other than the individuals serving as PEO in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

		Other NEOs Average(a)
		2025	2024	2023	2022	2021
	Summary Compensation Table - Total Compensation(b)	$7,458,379	$7,362,647	$6,232,663	$7,402,414	$9,267,772
-	Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(c)	(621,646)	(239,056)	(618,518)	—	(503,651)
+	Service Costs Under Defined Benefit and Actuarial Pension Plans(d)	201,450	191,517	168,628	290,245	263,706
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(e)	(4,634,944)	(4,602,725)	(3,561,910)	(5,406,145)	(6,156,884)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(f)	3,964,071	4,331,148	3,820,883	5,274,761	8,052,203
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(g)	295,744	149,112	90,401	(2,269,110)	6,303,872
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(h)	892,945	439,849	(511,224)	(2,469,621)	3,050,194
+	Dividends paid on equity awards(i)	76,238	80,773	71,002	81,123	112,099
=	Compensation Actually Paid	$7,632,237	$7,713,265	$5,691,925	$2,903,667	$20,389,311
(a)Please see footnote 1 for the named officers included in the average for each indicated fiscal year. Mr. White was a named officer in 2021, and his 2021 compensation is included in the average compensation reported in this table for 2021.
(b)Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named officers in the indicated fiscal year.
(c)Represents the average aggregate change in the actuarial present value of the reported named officers accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(d)Represents the average sum of the actuarial present value of the reported named officers benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(e)Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported named officers reported in the Summary Compensation Table during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(f)Represents the average aggregate fair value as of the indicated fiscal year-end of the reported named officers outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(g)Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years and held by the reported named officers as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(h)Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported named officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(i)Represents the average aggregate value of dividends paid on outstanding and unvested stock awards held by the reported named officers during the indicated fiscal year.

Compensation Actually Paid vs. Total Shareholder Return	- Relationship Between Compensation Paid to the PEO and Average Other Named Officers and the Company’s Cumulative TSR – In 2021, the compensation paid to Mr. Ford and the other named officers increased by 49% and 87%, respectively, compared to a TSR of 31%. In 2022, the compensation paid to Mr. Ford and the other named officers decreased by 82% and 86%, respectively, compared to a TSR of negative 21%. In 2023, the compensation paid to Mr. Ford and the other named officers increased by 156% and 96%, respectively, compared to a TSR of 2%. In 2024, the compensation paid to Mr. Ford and the other named officers increased by 20% and 36%, respectively, compared to a TSR of 5%. In 2025, the compensation paid to Mr. Ford increased by 8%, while compensation paid to the other named officers decreased by 1%, respectively, compared to a TSR of 13%.
Compensation Actually Paid vs. Net Income
-    Relationship Between Compensation Paid to the PEO and Average Other Named Officers and the Company’s Net Income – In 2021, the compensation paid to Mr. Ford and the other named officers increased by 49% and 87%, respectively, compared to a 57% increase in our net income. In 2022, the compensation paid to Mr. Ford and the other named officers decreased by 82% and 86%, respectively, compared to a 2.0% decrease in our net income. In 2023, the compensation paid to Mr. Ford and the other named officers increased by 156% and 96%, respectively, compared to a 17.5% decrease in our net income. In 2024, the compensation paid to Mr. Ford and the other named officers increased by 20% and 36%, respectively, compared to a 42% increase in our net income. In 2025, the compensation paid to Mr. Ford increased by 8%, while compensation paid to the other named officers decreased by 1%, respectively, compared to a 7% increase in our net income.

Compensation Actually Paid vs. Company Selected Measure
-    Relationship Between Compensation Paid to the PEO and Average Other Named Officers and the Company’s Adjusted Diluted EPS Performance – In 2021, the compensation paid to Mr. Ford and the other named officers
	increased by 49% and 87%, respectively, compared to a 43% increase in our Adjusted Diluted EPS, as calculated per footnote 7 above. In 2022, the compensation paid to Mr. Ford and the other named officers decreased by 82% and 86%, respectively, compared to a 2.5% increase in our Adjusted Diluted EPS, as calculated per footnote 7 above. In 2023, the compensation paid to Mr. Ford and the other named officers increased by 156% and 96%, respectively, compared to a 16.9% decrease in our Adjusted Diluted EPS, as calculated per footnote 7 above. In 2024, the compensation paid to Mr. Ford and the other named officers increased by 20% and 36%, respectively, compared to a 5.2% increase in our Adjusted Diluted EPS, as calculated per footnote 7 above. In 2025, the compensation paid to Mr. Ford increased by 8%, while compensation paid to the other named officers decreased by 1%, respectively, compared to a 10.3% increase in our Adjusted Diluted EPS, as calculated per footnote 7 above.
Total Shareholder Return Vs Peer Group
-    Relationship Between the Company’s TSR and the Peer Group TSR – The TSR for the peer group disclosed in footnote 6 of the table above increased by 0.7% in 2025, increased by 3% in 2024, increased by 2% in 2023, decreased by 2% in 2022 and increased by 26% in 2021, as compared to the Company’s TSR which decreased by 12% in 2025, increased by 5% in 2024, increased by 2% in 2023, decreased by 21% in 2022 and increased by 31% during 2021.

Tabular List, Table
The following list includes the most important performance measures used to link the compensation of our named officers for the most recently completed fiscal year to Company performance and business strategy. Please see page 26 of the CD&A for additional detail.

•Sales	•Gross Margin
•Diluted EPS	•Total Shareholder Return
•Return on Assets	•Return on Equity
•Free Cash Flow	•Division Margin

Total Shareholder Return Amount					167	$ 133	$ 136	$ 142	$ 125
Peer Group Total Shareholder Return Amount					143	$ 140	$ 143	$ 147	$ 148
Net Income (Loss)	$ 8,663,000,000	$ 8,133,000,000	$ 5,723,000,000	$ 6,933,000,000	$ 7,071,000,000
Company Selected Measure Amount | shares	5.15	4.67	4.44	5.34	5.21
PEO Name	Robert B. Ford	Robert B. Ford	Robert B. Ford	Robert B. Ford	Robert B. Ford
Measure:: 1
Pay vs Performance Disclosure
Name	•Diluted EPS
Non-GAAP Measure Description	Adjusted Diluted EPS is diluted earnings per common share from continuing operations excluding specified items, such as intangible amortization expense and various other costs including expenses related to restructuring actions or business acquisitions. As noted in the CD&A, for 2025, the Compensation Committee determined that Adjusted Diluted EPS continues to be viewed as a core driver of the Company’s performance and shareholder value creation.
Measure:: 2
Pay vs Performance Disclosure
Name	•Sales
Measure:: 3
Pay vs Performance Disclosure
Name	•Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name	•Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	•Return on Assets
Measure:: 6
Pay vs Performance Disclosure
Name	•Return on Equity
Measure:: 7
Pay vs Performance Disclosure
Name	•Free Cash Flow
Measure:: 8
Pay vs Performance Disclosure
Name	•Division Margin
PEO | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,025,608)	$ (185,753)	$ (2,894,207)	$ 0	$ (2,429,795)
PEO | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	376,506	400,203	369,300	551,654	482,954
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,575,808)	(16,454,034)	(14,874,249)	(17,399,594)	(17,379,272)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,031,850	15,483,191	15,931,161	16,976,728	22,729,219
PEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,349,086	601,245	365,421	(7,581,367)	10,936,340
PEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,155,927	1,833,529	(1,969,172)	(6,515,228)	3,865,474
PEO | Dividends paid on equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	322,748	312,231	290,769	260,514	222,228
Non-PEO NEO | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(621,646)	(239,056)	(618,518)	0	(503,651)
Non-PEO NEO | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	201,450	191,517	168,628	290,245	263,706
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,634,944)	(4,602,725)	(3,561,910)	(5,406,145)	(6,156,884)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,964,071	4,331,148	3,820,883	5,274,761	8,052,203
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	295,744	149,112	90,401	(2,269,110)	6,303,872
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	892,945	439,849	(511,224)	(2,469,621)	3,050,194
Non-PEO NEO | Dividends paid on equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 76,238	$ 80,773	$ 71,002	$ 81,123	$ 112,099